CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Neuberger Berman Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statement of additional information used with respect to Class A, Class C and Institutional Class of Neuberger Berman Floating Rate Income Fund, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 76 to the Registrant’s Registration Statement (“Amendment No. 76”), and (b) that Amendment No. 76 was filed electronically.

Dated as of: December 31, 2009	By:	/s/ Sheila James
Sheila James Assistant Secretary